CROSS SHORE DISCOVERY FUND

Supplement dated March 24, 2016 to the Prospectus dated November 23, 2015

On December 31, 2015, Huntington Asset Services, Inc., the Cross Shore Discovery Fund’s (the “Fund”) sub-administrator and transfer agent, was acquired by Ultimus Fund Solutions, LLC and changed its legal name to Ultimus Asset Services, LLC. Also on December 31, 2015, Unified Financial Securities Inc. (“UFS”), the Fund’ principal underwriter and distributor, was acquired by Ultimus Fund Solutions, LLC and changed its legal name to Unified Financial Securities, LLC. As a result of the change in control of UFS, effective January 1, 2016, the Fund entered into a new Distribution Agreement with Unified Financial Securities, LLC that is substantially the same as the Distribution Agreement between the Fund and UFS. The following updates to the disclosures in the Fund’s Prospectus reflect these changes.

Effective January 1, 2016, Ultimus Asset Services, LLC is the sub-administrator and transfer agent of the Fund. All references in the Prospectus to Huntington Asset Services, Inc. should be replaced with Ultimus Asset Services, LLC.

Effective January 1, 2016, Unified Financial Securities, LLC is the principal underwriter and distributor of the Fund. All references in the Prospectus to Unified Financial Securities, Inc. should be replaced with Unified Financial Securities, LLC.

The following disclosure replaces the disclosure in the Prospectus on page 15, the fourth paragraph in sub-section entitled “Purchases of Shares: Offering of Institutional Shares by the Fund.”

Generally, purchases are subject to the receipt of immediately available funds at least three (3) Business Days prior to the applicable purchase date (i.e., the first Business Day of each month). The investor will not become a shareholder of the Fund and will have no rights under the Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) until the purchase date. The investor must also complete a subscription agreement (for initial purchases) and/or such other documentation as required by the Fund (for both initial and subsequent purchases). Generally, this documentation must be received by the Fund’s transfer agent at least five (5) Business Days before the purchase date. Investors should confirm specific deadlines for receipt of funds and documentation by a Selling Agent as those entities may maintain different deadlines.

The following disclosure replaces the disclosure in the Prospectus on page 17, the first paragraph in sub-section entitled “Distributions/Dividend Reinvestment Plan.”

The Fund intends to distribute substantially all of its net investment income to shareholders annually as of the last Business Day of each calendar year. Unless a shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Institutional Shares.

The following disclosure replaces the disclosure in the Prospectus on page 40, the third and fifth paragraphs in section entitled “Purchase of Shares.”

Each Eligible Investor must complete a subscription agreement (for initial purchases), and/or such other documentation as required by the Fund (for both initial and subsequent purchases). Generally, the Fund’s transfer agent must receive this documentation at least five (5) Business Days before the purchase date (i.e., the first Business Day of each month). Investors should confirm specific deadlines for receipt of funds and documentation by Selling Agents as those entities may maintain different deadlines. The Fund reserves the right to reject, in whole or in part, any purchase of Institutional Shares and may suspend the offering of Institutional Shares at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases will be payable in cash and must be made via wire transfer of funds. Payments for each initial and subsequent purchase of Institutional Shares must be made in one installment. Generally, purchases are subject to the receipt of immediately available funds at least three (3) Business Days prior to the applicable purchase date or such other date as the Distributor may determine in its sole discretion and communicate to investors. The investor will not become a shareholder of the Fund and will have no rights under the Declaration of Trust until the purchase date. Cleared funds received in advance of dates when Institutional Shares may be subscribed for will be held in a bank account maintained by the Administrator for the benefit of investors in the Fund. The Administrator will transfer the subscription proceeds to the Fund and any interest earned on the subscription proceeds will be credited to the Fund and not to the investor. If a purchase is rejected, the purchase amount will be returned without interest promptly to the investor.

The following disclosure replaces the disclosure in the Prospectus on page 52, in section entitled “Distributions to Shareholders.”

The Fund intends to distribute net investment income and capital gains annually as of the last Business Day of each calendar year. Unless a shareholder elects to receive distributions in cash, such distributions will automatically be reinvested in additional Institutional Shares under the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”

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For more information, please contact a Fund customer service representative at (844) 300-7828 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.

CROSS SHORE DISCOVERY FUND

Supplement dated March 24, 2016 to the Statement of Additional Information dated November 23, 2015

On December 31, 2015, Huntington Asset Services, Inc., the Cross Shore Discovery Fund’s (the “Fund”) sub-administrator and transfer agent, was acquired by Ultimus Fund Solutions, LLC and changed its legal name to Ultimus Asset Services, LLC. Also on December 31, 2015, Unified Financial Securities Inc. (“UFS”), the Fund’ principal underwriter and distributor, was acquired by Ultimus Fund Solutions, LLC and changed its legal name to Unified Financial Securities, LLC. As a result of the change in control of UFS, effective January 1, 2016, the Fund entered into a new Distribution Agreement with Unified Financial Securities, LLC that is substantially the same as the Distribution Agreement between the Fund and UFS. The following changes to the disclosures in the Fund’s statement of additional information (“SAI”) reflect the new arrangements.

Effective January 1, 2016, Ultimus Asset Services, LLC is the sub-administrator and transfer agent of the Fund. All references in the SAI to Huntington Asset Services, Inc. should be replaced with Ultimus Asset Services, LLC.

Effective January 1, 2016, Unified Financial Securities, LLC is the principal underwriter and distributor of the Fund. All references in the SAI to Unified Financial Securities, Inc. should be replaced with Unified Financial Securities, LLC.

The following disclosure replaces the disclosure in the initial paragraph and table in the SAI on page 27, under the sub-section entitled “Principal Officers who are Not Trustees.”

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Bryan Haft (2) Born: 1965	Treasurer and Principal Financial Officer	Since 2014
Senior Vice President of Operations, Citco Mutual Fund Services, Inc. since 2013; Employed in various positions with Citi Fund Services, LLC (most recently Senior Vice President of Relationship Management) from 1992-2013.

Patricia Plavko (3) Born: 1988	Secretary	Since 2016	Fund Administration Attorney at Ultimus Fund Solutions, LLC (2013 to present); Graduate of The Catholic University of America, Columbus School of Law (May 2013).
Steven Hoffman (2) Born: 1963	Chief Compliance Officer/Anti-Money Laundering Officer	Since 2014
Senior Vice President of Operations, Citco Mutual Fund Services, Inc. since 2013; Chief Compliance Officer, Director of Human Resources, Meeder Investment Management, Inc. (financial services firm) and Chief Compliance Officer, Meeder Investment Management, Inc. (investment adviser) from 2011-2013; Consultant, Beacon Hill Fund Services from 2009 to 2010.

(1)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
(2)	The business address of this officer is 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.
(3)	The business address of this officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

The following disclosure replaces the disclosure in the last paragraph in the SAI on page 35, under the section entitled “Distributor.”

The Distributor and Ultimus Asset Services, LLC, the sub-administrator and transfer agent of the Fund, are each a wholly-owned subsidiary of Ultimus Fund Solutions, LLC and thus are affiliated persons.

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For more information, please contact a Fund customer service representative at (844) 300-7828 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.